GOING CONCERN	12 Months Ended
Nov. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming that we will continue as a going concern. As of November 30, 2022, the Company had an accumulated deficit of $2,123,966, and a net loss of $944,938 for the year then ended. These facts and others raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of this filing. The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management’s plan of operations includes, but is not limited to, the following:

●	The creation of additional sales and profits across its product lines;

●	The continuation of improving cash flow by maintaining moderate cost reductions;

●	Requiring 50% deposit on all purchase orders;

●	Continuing positive cash flows from operating activities;

●	Potential issuances of additional common stock to existing shareholders and through PIPE financing.